Corporate Information	12 Months Ended
Dec. 31, 2024
Disclosure Of Corporate Information Explanatory [Abstract]
Corporate Information	Corporate Information
BioNTech SE is a limited company incorporated and domiciled in Germany. American Depositary Shares (ADS)
representing BioNTech SE’s ordinary shares have been publicly traded on the Nasdaq Global Select Market since October 10, 2019. The registered office is located in Mainz, Germany (An der Goldgrube 12, 55131
Mainz). BioNTech SE is registered in the commercial register B of the Mainz Local Court under the number
HRB 48720. The accompanying consolidated financial statements, which were prepared in accordance with
International Financial Reporting Standards (IFRS), present the financial position and the results of operations of
BioNTech SE and its subsidiaries, hereinafter also referred to as “BioNTech,” the “Group,” “we” or “us.”
Our consolidated financial statements for the year ended December 31, 2024, were authorized for issue in accordance with a resolution of the Supervisory Board on March 7, 2025.